Income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Noncurrent
Tax loss carryforwards (NOL)	R$ 43,442	R$ 58,458
Biological assets	5,942	2,401
Financial lease	2,103
Contingency, bonuses and fair value	11,125	6,162
Hedge	364	635
Provision for doubtful acoorents	668	624
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	1,794	2,918
Total non-current assets	65,608	71,368
Noncurrent
Biological assets	13,386	2,308
Finance lease	548
Contingency, bonuses and fair value	3,574
Surplus on investment	1,733
Costs of transactions	499
Provision of residual value and useful life of PPE assets	1,633	1,397
Accelerated depreciation of assets for rural activity	11,493	13,883
Total	32,866	17,588
Net balance	R$ 32,742	R$ 53,780